Recurring Fair Value Measurements (restated) - Summary of fair value measurements inputs (Detail) - Fair Value, Inputs, Level 3 [Member]	Mar. 08, 2021 yr $ / shares
Risk-fee interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0100
Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input | yr	5.70
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.242
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price | $ / shares	$ 11.50
Probability of completing a business combination
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.90
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0